UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 16.8%
Internet & Catalog Retail - 4.7%
Amazon.com Inc.	25,005	$5,406,831	*

Media - 4.6%
Comcast Corp., Special Class A Shares	146,260	3,026,119
Walt Disney Co.	76,786	2,315,866

Total Media		5,341,985

Specialty Retail - 5.8%
Bed Bath & Beyond Inc.	56,570	3,242,027	*
Home Depot Inc.	105,244	3,459,370

Total Specialty Retail		6,701,397

Textiles, Apparel & Luxury Goods - 1.7%
NIKE Inc., Class B Shares	22,990	1,965,875

TOTAL CONSUMER DISCRETIONARY		19,416,088

CONSUMER STAPLES - 12.3%
Beverages - 7.7%
Anheuser-Busch InBev NV, ADR	56,810	3,009,794
Coca-Cola Co.	51,712	3,493,663
PepsiCo Inc.	40,000	2,476,000

Total Beverages		8,979,457

Food & Staples Retailing - 3.0%
CVS Caremark Corp.	102,836	3,453,233

Household Products - 1.6%
Procter & Gamble Co.	29,246	1,847,762

TOTAL CONSUMER STAPLES		14,280,452

ENERGY - 6.8%
Energy Equipment & Services - 4.4%
Cameron International Corp.	38,240	1,588,490	*
Halliburton Co.	28,820	879,586
Schlumberger Ltd.	44,600	2,663,958

Total Energy Equipment & Services		5,132,034

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	34,610	2,777,106

TOTAL ENERGY		7,909,140

FINANCIALS - 7.5%
Capital Markets - 4.2%
BlackRock Inc.	21,260	3,146,693
Charles Schwab Corp.	155,053	1,747,447

Total Capital Markets		4,894,140

Diversified Financial Services - 3.3%
CME Group Inc.	7,510	1,850,464
Nasdaq OMX Group Inc.	84,805	1,962,388	*

Total Diversified Financial Services		3,812,852

TOTAL FINANCIALS		8,706,992

HEALTH CARE - 14.6%
Biotechnology - 9.5%
Amgen Inc.	44,367	2,437,967
Biogen Idec Inc.	39,955	3,721,808	*
Celgene Corp.	67,372	4,171,674	*
Human Genome Sciences Inc.	50,610	642,241	*

Total Biotechnology		10,973,690

Health Care Equipment & Supplies - 2.0%
Thermo Fisher Scientific Inc.	46,560	2,357,799	*

Pharmaceuticals - 3.1%
Johnson & Johnson	56,658	3,609,681

TOTAL HEALTH CARE		16,941,170

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 8.0%
Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	38,950	$2,459,693

Industrial Conglomerates - 2.7%
General Electric Co.	209,700	3,195,828

Machinery - 3.2%
Cummins Inc.	6,810	556,104
Deere & Co.	16,710	1,078,965
Eaton Corp.	57,050	2,025,275

Total Machinery		3,660,344

TOTAL INDUSTRIALS		9,315,865

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 5.6%
Cisco Systems Inc.	183,681	2,845,219
Juniper Networks Inc.	113,690	1,962,290	*
QUALCOMM Inc.	35,680	1,735,118

Total Communications Equipment		6,542,627

Computers & Peripherals - 3.1%
Apple Inc.	4,790	1,825,852	*
NetApp Inc.	50,469	1,712,918	*

Total Computers & Peripherals		3,538,770

Internet Software & Services - 8.4%
Akamai Technologies Inc.	57,321	1,139,541	*
eBay Inc.	143,051	4,218,574	*
Google Inc., Class A Shares	8,523	4,384,061	*

Total Internet Software & Services		9,742,176

IT Services - 3.6%
Visa Inc., Class A Shares	48,664	4,171,478

Semiconductors & Semiconductor Equipment - 3.9%
Broadcom Corp., Class A Shares	50,210	1,671,491	*
Texas Instruments Inc.	108,122	2,881,451

Total Semiconductors & Semiconductor Equipment		4,552,942

Software - 7.0%
Intuit Inc.	43,820	2,078,821	*
Microsoft Corp.	140,298	3,492,017
Oracle Corp.	88,434	2,541,593

Total Software		8,112,431

TOTAL INFORMATION TECHNOLOGY		36,660,424

MATERIALS - 2.6%
Chemicals - 2.6%
Monsanto Co.	50,781	3,048,891

TOTAL INVESTMENTS - 100.2% (Cost - $100,059,438#)		116,279,022
Liabilities in Excess of Other Assets - (0.2)%		(234,987)

TOTAL NET ASSETS - 100.0%		$116,044,035

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a Portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$116,279,022	—	—	$116,279,022

†	See Schedule of Investments for additional detailed categorizations.

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Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,638,170
Gross unrealized depreciation	(6,418,586)

Net unrealized appreciation	$16,219,584

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2011